CASH FLOW INFORMATION	12 Months Ended
Jun. 30, 2025
CASH FLOW INFORMATION
CASH FLOW INFORMATION

12.    CASH FLOW INFORMATION

Significant non-cash transactions related to investing and financing activities are as follows:

	06/30/2025	06/30/2024	06/30/2023
Investment activities
Net assets acquisition by business combination	—	905,892	152,070,313
Exchange of intangible assets	6,528,899	—	—
Investment in-kind in other related parties (Note 17)	4,343,549	2,409,244	1,163,384
Capitalization of interest on buildings in progress	336,416	124,098	74,710
Reclasification from Investment properties to property, plant and equipment	—	—	3,589,749
Sale of Moolec Science S.A. equity investment (Note 13)	—	(900,000)	(133,079)
	11,208,864	2,539,234	156,765,077

	06/30/2025	06/30/2024	06/30/2023
Financing activities
Assignment of receivables with shareholders and other related parties	(7,886,442)	—	—
Compensation payment financed by acquisition of intangible assets	(1,781,507)	—	—
Capitalization of convertible notes	—	—	12,211,638
Purchase of own shares	—	—	(24,025,718)
	(9,667,949)	—	(11,814,080)

The Group has incorporated the assets and liabilities from Natal Agro S.R.L. mentioned in Note 6 and Pro Farm Group for year ended June 30, 2024 and 2023, respectively.

Disclosure of changes in liabilities arising from financing activities:

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisition	notes	Total
As of June 30, 2022	145,478,637	12,902,790	12,559,071	170,940,498
Proceeds	24,817,888	—	55,000,000	79,817,888
Payments	(13,596,339)	(3,148,617)	—	(16,744,956)
Interest payment	(12,873,219)	—	(5,173,742)	(18,046,961)
Conversion of convertible notes	—	—	(9,109,516)	(9,109,516)
Exchange differences, currency translation differences and other financial results	24,483,638	(4,760,917)	21,937,333	41,660,054
As of June 30, 2023	168,310,605	4,993,256	75,213,146	248,517,007

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisition	notes	Total
As of June 30, 2023	168,310,605	4,993,256	75,213,146	248,517,007
Proceeds	135,818,247	—	—	135,818,247
Payments	(109,702,266)	(2,912,171)	—	(112,614,437)
Financing for assets acquisitions	743,279	727,985	—	1,471,264
Interest payment	(20,552,108)	—	(4,172,328)	(24,724,436)
Exchange differences, currency translation differences and other financial results	4,234,323	4,117,445	9,768,868	18,120,636
As of June 30, 2024	178,852,080	6,926,515	80,809,686	266,588,281

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisition	notes	Total
As of June 30, 2024	178,852,080	6,926,515	80,809,686	266,588,281
Proceeds	266,390,032	—	—	266,390,032
Payments	(285,418,914)	(2,035,388)	(1,000,000)	(288,454,302)
Interest payment	(12,616,737)	—	(6,315,826)	(18,932,563)
Non-cash activities	(6,797,045)	(2,870,904)	—	(9,667,949)
Prepayment Premium Fee	—	—	4,870,021	4,870,021
Exchange differences, currency translation differences and other financial results	17,516,736	138,825	23,906,564	41,562,125
As of June 30, 2025	157,926,152	2,159,048	102,270,445	262,355,645